Consolidated Statements of Financial Position	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Current assets
Cash	$ 27,988,471	$ 4,141,494
Receivables	139,396	44,908
Prepaid expenses	249,671	281,616
Total current assets	28,377,538	4,468,018
Non-current assets
Reclamation deposit (Note 5)	77,660	85,392
Exploration and evaluation assets (Note 4)	31,590,194	28,948,349
Intangible asset (Note 6)	1,691,575	1,882,609
Pilot plant (Note 7)	12,338,741	22,377,444
Total non-current assets	45,698,170	53,293,794
TOTAL ASSETS	74,075,708	57,761,812
Current liabilities
Accounts payable and accrued liabilities (Note 12)	2,408,302	7,073,336
Non-current liabilities
Convertible loan (Note 8)	0	4,955,500
Decommissioning provision (Note 10)	123,940	136,280
Total non-current liabilities	123,940	5,091,780
TOTAL LIABILITIES	2,532,242	12,165,116
EQUITY
Share capital (Note 11)	122,996,406	70,990,300
Reserves (Note 11)	19,563,420	15,716,067
Deficit	(68,617,507)	(43,183,131)
Accumulated other comprehensive income (loss)	(2,398,853)	2,073,460
TOTAL EQUITY	71,543,466	45,596,696
TOTAL LIABILITIES AND EQUITY	$ 74,075,708	$ 57,761,812